FAIR VALUE MEASUREMENTS (Details 3) - Derivative Liabilities [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividends	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	138.00%	368.00%
Contractual Life	8 months 1 day	11 months 5 days
Risk-free investment rate	0.02%	0.01%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Annualized volatility	78.00%	316.00%
Contractual Life	29 days	11 days
Risk-free investment rate	0.90%	0.12%